UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:  28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      203-297-8159
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Signature, Place, and Date of Signing:

   /s/  David E Scott               Westport, CT               08/15/2011
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         [Signature]                [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number: 028-06487

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     89
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Form 13F Information Table Value Total:     $ 794,165
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Trust Advisors L.P.   13F File Number: 028-06487

EIP All Accounts
As-of 06-30-11

                                                                                                                    VOTING
                                                                                                                   AUTHORITY
                                                            MARKET VALUE $   SHARES /   INVESTMENT   OTHER   ----------------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X 1000)      QUANTITY    DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                 ----------------  ---------  --------------  ----------  ----------  -------- -------  -------  ----
Amerigas Partners L P          Unit L P Int      030975106        10,472       232,563     OTHER      1               232,563
Amerigas Partners L P          Unit L P Int      030975106         8,932       198,367     SOLE       NONE   198,367
Buckeye Partners L P           Unit LP Partn     118230101        25,447       394,162     OTHER      1               394,162
Buckeye Partners L P           Unit LP Partn     118230101        27,480       425,643     SOLE       NONE   425,643
Duncan Energy Partners LP      Com Units         265026104         7,845       181,338     OTHER      1               181,338
Duncan Energy Partners LP      Com Units         265026104         9,174       212,067     SOLE       NONE   212,067
El Paso Pipeline Partners L    Com Unit LPI      283702108        12,633       363,550     OTHER      1               363,550
El Paso Pipeline Partners L    Com Unit LPI      283702108        14,635       421,137     SOLE       NONE   421,137
Enterprise Prods Partners L    Com               293792107        35,692       826,002     OTHER      1               826,002
Enterprise Prods Partners L    Com               293792107        22,055       510,411     SOLE       NONE   510,411
Holly Energy Partners L P      Com Ut Ltd Ptn    435763107         9,932       182,986     OTHER      1               182,986
Holly Energy Partners L P      Com Ut Ltd Ptn    435763107         8,749       161,185     SOLE       NONE   161,185
Inergy LP                      Unit Ltd Ptnr     456615103         5,752       162,674     OTHER      1               162,674
ITC Hldgs Corp                 Com               465685105         4,587        63,910     SOLE       NONE    63,910
Kinder Morgan Energy Partner   Ut Ltd Partner    494550106        14,939       205,771     OTHER      1               205,771
Magellan Midstream PRTNRS LP   Com Unit RP LP    559080106        37,153       622,012     OTHER      1               622,012
Magellan Midstream PRTNRS LP   Com Unit RP LP    559080106        24,299       406,813     SOLE       NONE   406,813
Niska Gas Storage Partners-L   Unit Ltd Liabi    654678101           258        15,000     OTHER      1                15,000
Niska Gas Storage Partners-L   Unit Ltd Liabi    654678101           266        15,510     SOLE       NONE    15,510
Northeast Utils                Com               664397106         2,621        74,530     SOLE       NONE    74,530
Oneok Inc New                  Com               682680103        13,638       184,266     OTHER      1               184,266
Oneok Inc New                  Com               682680103         7,604       102,741     SOLE       NONE   102,741
Penn VA Resources Partners L   Com               707884102        14,748       547,428     OTHER      1               547,428
Penn VA Resources Partners L   Com               707884102         1,808        67,101     SOLE       NONE    67,101
Plains All Amern Pipeline L    Unit Ltd Ptr      726503105        30,012       468,937     OTHER      1               468,937
Plains All Amern Pipeline L    Unit Ltd Ptr      726503105        19,568       305,755     SOLE       NONE   305,755
Public SVC Enterprise Group    Com               744573106             2            48     SOLE       NONE        48
Sempra Energy                  Com               816851109         2,186        41,339     SOLE       NONE    41,339
Southern Co                    Com               842587107         1,482        36,698     SOLE       NONE    36,698
Southern Un Co New             Com               844030106         1,722        42,898     SOLE       NONE    42,898
Spectra Energy Corp            Com               847560109         4,286       156,350     OTHER      1               156,350
Spectra Energy Corp            Com               847560109         1,047        38,191     SOLE       NONE    38,191
Suburban Propane Partners L    Unit Ltd Partn    864482104         1,129        21,600     OTHER      1                21,600
UGI Corp New                   Com               902681105        12,116       379,930     OTHER      1               379,930
UGI Corp New                   Com               902681105         4,807       150,722     SOLE       NONE   150,722
Western Gas Partners LP        Com Unit LP IN    958254104         4,137       116,400     OTHER      1               116,400
Williams Cos Inc Del           Com               969457100        14,839       490,558     OTHER      1               490,558
Williams Cos Inc Del           Com               969457100         6,850       226,454     SOLE       NONE   226,454
Alliance Holdings GP LP        Com Units LP      01861G100         2,117        42,450     OTHER      1                42,450
Alliance Holdings GP LP        Com Units LP      01861G100         2,898        58,105     SOLE       NONE    58,105
Alliance Res Partner L P       Ut Ltd Part       01877R108         5,422        70,000     OTHER      1                70,000
Alliance Res Partner L P       Ut Ltd Part       01877R108        10,336       133,450     SOLE       NONE   133,450
Chesapeake Midstream Partners  Unit 99/99/9999   16524K108            26           900     SOLE       NONE       900
Dominion Res Inc VA New        Com               25746U109         2,414        50,000     OTHER      1                50,000
Dominion Res Inc VA New        Com               25746U109         3,594        74,453     SOLE       NONE    74,453
EV Energy Partners LP          Com Units         26926V107             1            23     SOLE       NONE        23
El Paso Corp                   Com               28336L109         5,816       287,900     OTHER      1               287,900
El Paso Corp                   Com               28336L109         3,113       154,130     SOLE       NONE   154,130
Enbridge Inc.                  Com               29250N105         6,892       212,330     OTHER      1               212,330
Enbridge Inc.                  Com               29250N105        10,340       318,558     SOLE       NONE   318,558
Enbridge Energy Partners L P   Com               29250R106        12,644       420,494     OTHER      1               420,494
Enbridge Energy Management L   Shs Units LLI     29250X103           528        17,079     OTHER      1                17,079
Enbridge Energy Management L   Shs Units LLI     29250X103         9,895       320,222     SOLE       NONE   320,222
Encore Energy Partners LP      Com Unit          29257A106           162         7,582     OTHER      1                 7,582
Energy Transfer Prtnrs L P     Unit Ltd Ptr      29273R109        16,027       327,944     OTHER      1               327,944
Energy Transfer Equity L P     Com Ut Ltd Ptn    29273V100        12,673       281,879     OTHER      1               281,879
Energy Transfer Equity L P     Com Ut Ltd Ptn    29273V100        10,134       225,393     SOLE       NONE   225,393
Exelon Corp                    Com               30161N101           214         5,000     SOLE       NONE     5,000
Exxon Mobil Corp               Com               30231G102            11           141     SOLE       NONE       141
Global Partners LP             Com Units         37946R109         5,215       204,974     OTHER      1               204,974
Global Partners LP             Com Units         37946R109         2,809       110,400     SOLE       NONE   110,400
Kinder Morgan Management LLC   Shs               49455U100        19,765       301,341     OTHER      1               301,341
Kinder Morgan Management LLC   Shs               49455U100        17,029       259,626     SOLE       NONE   259,626
Kinder Morgan Inc. Del                           49456B101         3,591       125,000     OTHER      1               125,000
Kinder Morgan Inc. Del                           49456B101         2,911       101,330     SOLE       NONE   101,330
MLP & Strategic Equity FD IN   Com               55312N106           835        47,600     SOLE       NONE    47,600
Natural Resource Partners L    Com Unit L P      63900P103         6,557       197,678     OTHER      1               197,678
Natural Resource Partners L    Com Unit L P      63900P103         1,776        53,537     SOLE       NONE    53,537
NextEra Energy Inc             Com               65339F101         1,569        27,309     SOLE       NONE    27,309
Nisource, Inc.                 Com               65473P105         4,617       228,000     OTHER      1               228,000
Nisource, Inc.                 Com               65473P105         2,711       133,885     SOLE       NONE   133,885
Nustar Energy LP               Unit Com          67058H102        19,662       303,946     OTHER      1               303,946
Nustar Energy LP               Unit Com          67058H102        12,378       191,351     SOLE       NONE   191,351
Nustar GP Holdings LLC         Unit Rstg LLC     67059L102        10,569       293,590     OTHER      1               293,590
Nustar GP Holdings LLC         Unit Rstg LLC     67059L102        13,086       363,494     SOLE       NONE   363,494
Oneok Partners LP              Unit Ltd Ptr      68268N103        18,576       217,770     OTHER      1               217,770
Oneok Partners LP              Unit Ltd Ptr      68268N103        12,750       149,470     SOLE       NONE   149,470
Spectra Energy Partners LP     Com               84756N109         2,917        91,660     OTHER      1                91,660
Spectra Energy Partners LP     Com               84756N109         4,409       138,553     SOLE       NONE   138,553
Sunoco Logistics PRTNRS L P    Com Units         86764L108        16,234       188,437     OTHER      1               188,437
Sunoco Logistics PRTNRS L P    Com Units         86764L108        16,446       190,898     SOLE       NONE   190,898
TC Pipelines LP                Ut Com Ltd Prt    87233Q108         8,610       180,230     OTHER      1               180,230
TC Pipelines LP                Ut Com Ltd Prt    87233Q108         6,401       133,996     SOLE       NONE   133,996
Transcanada Corp               Com               89353D107         9,250       210,991     OTHER      1               210,991
Transcanada Corp               Com               89353D107         2,142        48,869     SOLE       NONE    48,869
Transmontaigne Partners L P    Com Unit L P      89376V100         7,555       216,401     OTHER      1               216,401
Transmontaigne Partners L P    Com Unit L P      89376V100         6,143       175,970     SOLE       NONE   175,970
Williams Partners L P          Com Unit L P      96950F104        11,175       206,255     OTHER      1               206,255
Williams Partners L P          Com Unit L P      96950F104         6,322       116,678     SOLE       NONE   116,678